MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
MINERAL PROPERTIES, PLANT AND EQUIPMENT
MINERAL PROPERTIES, PLANT AND EQUIPMENT

8.      MINERAL PROPERTIES, PLANT AND EQUIPMENT

					Furniture,
	Mineral	Mineral			fixtures
	properties –	properties –	Plant and	Land and	and	Right-of-use
	depletable	non depletable	equipment	buildings	equipment	assets	Total
Cost
Balance, January 1, 2019	$36,066	$—	$35,184	$2,573	$4,987	$1,150	$79,960
Acquisition of Beadell (note 5)	3,676	46,608	50,061	12,810	500	18,397	132,052
Additions	16,346	—	8,922	458	184	4,498	30,408
Change in remediation provision	2,996	—	30	—	—	—	3,026
Disposals	—	—	(185)	(3)	(44)	(33)	(265)
Foreign exchange translation difference	(847)	(3,422)	(3,118)	(810)	(30)	(1,327)	(9,554)
Balance, December 31, 2019	$58,237	$43,186	$90,894	$15,028	$5,597	$22,685	$235,627

Accumulated depreciation
Balance, January 1, 2019	$32,051	$—	$27,593	$1,653	$4,121	$—	$65,418
Amortization and depletion	6,820	—	17,434	4,095	464	7,878	36,691
Disposals	—	—	(185)	—	(41)	(6)	(232)
Foreign exchange translation difference	93	—	(73)	(22)	5	(63)	(60)
Balance, December 31, 2019	$38,964	$—	$44,769	$5,726	$4,549	$7,809	$101,817

Carrying value, December 31, 2019	$19,273	$43,186	$46,125	$9,302	$1,048	$14,876	$133,810

Cost
Balance, January 1, 2018	$36,083	$—	$34,070	$2,460	$4,591	$—	$77,204
Additions	—	—	1,514	148	407	—	2,069
Change in remediation provision	(17)	—	(127)	—	—	—	(144)
Disposals	—	—	(273)	(35)	(11)	—	(319)
Balance, December 31, 2018	$36,066	$—	$35,184	$2,573	$4,987	$—	$78,810

Accumulated depreciation
Balance, January 1, 2018	$31,435	$—	$25,413	$1,539	$3,851	$—	$62,238
Amortization and depletion	616	—	2,448	114	281	—	3,459
Disposals	—	—	(268)	—	(10)	—	(278)
Balance, December 31, 2018	$32,051	$—	$27,593	$1,653	$4,122	$—	$65,419

Carrying value, December 31, 2018	$4,015	$—	$7,591	$920	$865	$—	$13,391

(a)      Changes in estimate

(i)	Updated mineral resource estimate for 2019

On January 29, 2019, the Company provided an update on the Mineral Resource for Topia, effective July 31, 2018, following which management reviewed the remaining useful life of Topia.  The estimate of the useful life of Topia was determined to be 5.3 years (a decrease from the previous estimate of 7.8 years) as at October 1, 2018.  As a result, the depreciation recorded during the year ended December 31, 2018 was approximately $230 more than would have been recorded prior to the change in estimate.

(ii)	Updated mineral resource estimate for 2020

On March 9, 2020, the Company provided an update on the Mineral Resource for the GMC, with effective dates of October 31, 2019 and July 31, 2019 for the Guanajuato Mine and San Ignacio, respectively.  Management reviewed the remaining useful life of the GMC and determined that it remains at 2.0 years as at December 31, 2019, unchanged from the previous estimate.

On March 9, 2020, the Company provided an update on the Mineral Resource for Tucano, with an effective date of September 30, 2019, following which management reviewed the remaining useful life of Tucano.  The estimate of the useful life of Tucano was determined to be 2.3 years as at October 1, 2019.

(b)     Leases

The Company leases many assets and the details of these leases for which the Company is a lessee are presented below:

Right-of-use assets

	Mining	Power	Vehicles	Office	Communication	Land	Total
	equipment	generators		space	equipment	easements
Balance, January 1, 2019	$—	$—	$—	$881	$—	$269	$1,150
Acquisition of Beadell (note 5)	8,402	7,732	1,923	65	275	–	18,397
Additions	3,853	57	—	—	—	588	4,498
Disposals	—	—	—	—	(27)	—	(27)
Amortization and depletion	(4,244)	(2,264)	(707)	(284)	(234)	(145)	(7,878)
Foreign exchange translation difference	(635)	(490)	(121)	(4)	(14)	—	(1,264)
Balance, December 31, 2019	$7,376	$5,035	$1,095	$658	$—	$712	$14,876

Lease liabilities

2019
Maturity analysis – contractual undiscounted cash flows
Less than one year	$6,707
One to five years	12,558
More than five years	123
Total undiscounted lease liabilities as at December 31, 2019	19,388
Lease liabilities in the Consolidated Statement of Financial Position as at December 31, 2019	17,986
Current (included in Trade payables and accrued liabilities (note 11))	5,499
Non-current (included in Other liabilities (note 11))	$12,487

Amount recognized in the Consolidated Statement of Comprehensive Income

	December 31,	December 31,
	2019	2018
Interest on lease liabilities	$1,564	$—
Variable lease payments not included in the measurement of lease liabilities	43,889	—
Expenses relating to short-term leases	12,953	—
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	13	—

The expenses relating to short-term leases include payments related to mining services contracts and haulage contracts that have terms less than one year of $11,929 (2018 - $nil), which represent the total payments made as the Company has determined that it is impractical to separate the lease component from the non-lease components in the total payments.